Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Prepaid Expenses and Other Current Assets

	December 31,

	2019	2018
Inventory	23	33
Prepaid expenses	130	165
Current tax receivables (1)	72	69
Deferred commissions	117	110
Other current assets	204	49
Prepaid expenses and other current assets	546	426
(1) Both periods include $9 million of uncertain tax positions, which reduced total current tax receivables.